Subsequent Events	3 Months Ended	12 Months Ended
	Sep. 30, 2017	Jun. 30, 2017
Subsequent Events
Subsequent Events.

NOTE 16 – Subsequent Events

Between October 1, 2017 and November 13, 2017 the Company issued 103,389,474 shares of common stock, of which 52,000,000 were for debt conversions, 45,000,000 were for a legal settlement, and 6,389,474 were for services rendered.

On October 6, 2017 the Company executed a Release and Settlement Agreement with Roy Meadows (“Meadows Settlement”) regarding the litigation between the parties. As part of the Meadows Settlement, the Company agreed to issue 45 million shares of the Company’s common stock, including 20 million shares issued immediately and 25 million shares to be issued upon the effectiveness of the Company’s increased common share authorization. Mr. Meadows is subject to a “leak-out” formula whereby he is limited in the number of shares he can re-sell if the stock price is below $.06 per share. In connection with this settlement, the Company agreed to an exchange of the Preferred C Stock back to the originating note payable in accordance with the terms of the Exchange Agreement. Mr. Meadows assigned the note to GHS Investments, LLC, (“GHS”) an outside investment group, in exchange for consideration paid to him by GHS. Also on October 6, 2017 the Company exchanged that note for a new secured convertible promissory note to GHS with a principal of $1,107,607, a term of nine months, and interest of 10% annually. The new note is convertible to common shares based on a formula with a discount to market price. Mr. Meadows released the Company from all claims and returned 55,096,825 stock warrants.

The Company also executed a Release and Settlement Agreement with Donna Rayburn (“Rayburn Settlement”) regarding the litigation between the Company and Ms. Rayburn. Ms. Rayburn released the Company from all claims and returned 10 million stock warrants.

On October 12, 2017 the Company executed an Equity Financing Agreement (“EFA”) with GHS. Under the agreement, GHS has committed to purchase up $12 million of the Company’s common stock over a 24-month period at a 20% discount off the market price, as defined in the agreement. The agreement contains certain restrictions on the timing of the stock purchases and requires the Company to file a registration statement with the Securities and Exchange Commission (“SEC”) to register the common shares issuable under the agreement. In conjunction with the EFA, the Company entered into a $250,000 secured convertible promissory note with a term of nine months and bearing interest at 10%. The note is convertible to common shares based on a formula with a discount to market price. On November 2, 2017, the Company entered into a second $250,000 secured convertible promissory note with similar terms after filing a registration statement on Form S-1 with the SEC on November 1, 2017. The Company expects to fund its operational and investing needs through the EFA over the next two years.

In October 2017, the Company hired a Chief Commercialization Officer and a Director of Marketing.

On October 31, 2017, the Company increased its common stock share authorization to 4,000,000,000.

NOTE 17 – Subsequent Events

Between July 1 and September 27. 2017, the Company issued 6,740,928 shares of common stock. Of these shares, 6,240,928 were for debt conversions and 500,000 were cash purchases.

On July 28, 2017, we executed an agreement with Eagle Equities, LLC (“Eagle Equities”) to sell up to $500,000 in convertible notes to Eagle Equities. On that same date, we issued a 12-month, convertible note bearing interest at 8% to Eagle Equities in exchange for funding $220,000, net of fees. The note is convertible to common stock at a 45% discount to market based on a look-back formula. The Company has the ability to obtain additional funding of $220,000 by issuing another convertible note to Eagle Equities eight months from the date of the original note.

On September 19, 2017, the Board of Directors approved a new Series E Preferred stock. Holders of Series E Preferred stock are entitled to cast 2,000 votes per share of Series E Preferred stock on any proposal to increase our authorized capital stock, with no other voting rights. Upon effectiveness of an increase in our authorized capital stock, all shares of Series E Preferred stock will convert to common stock on a 1 for 1 basis. On the same day, the Board granted our Chairman 789,474 shares of Series E Preferred stock as payment for his deferred compensation.

Also on September 19, 2017, the Board of Directors and holders of a majority of the voting capital stock of the Company, approved an amendment to the Company’s Articles of Incorporation to increase its authorized shares of common stock to 4,000,000,000. The increase is expected to be effective in October 2017.